Pension benefits (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Schedule of consolidated balance sheet position
Net defined benefit pension asset/(obligation) is as follows:

(In $ millions)	December 31, 2021	December 31, 2020
Defined benefit obligation – Non-current liabilitie s	(5)	—
Deferred tax asset	1	1

Net defined benefit pension (obligation)/asset	(4)	1

Schedule of annual pension cost
We record pension costs in the period during which the services are rendered by the employees.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Service cost	—	1	3
Interest cost on prior years’ benefit obligation	—	—	1

Gross pension cost for the year	—	1	4
Expected return on plan assets	—	—	(1)

Net pension cost for the year	—	1	3
Impact of settlement/curtailment of defined benefit plans	2	1	—

Total net pension cost	2	2	3

Schedule of funded status of the defined benefit plan
Funded defined benefit pension obligation is as follows:

(In $ millions)	December 31, 2021	December 31, 2020
Projected defined benefit obligations	(16)	(16)
Plan assets at market value	11	16

Funded defined benefit pension obligation	(5)	—

Change in projected benefit obligations
Change in projected benefit obligation is as follows:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Projected benefit obligations at beginning of period	16	40	37
Interest cost	—	—	1
Service cost	—	1	3
Benefits paid	(1)	(1)	(2)
Change in unrecognized actuarial gain	1	2	—
Settlement (1)	—	(25)	—
Foreign currency translations	—	(1)	1
Projected benefit obligations at end of period	16	16	40

(1)	Two Norwegian defined benefit plans were settled and paid out in the year ending 31 December, 2020.

Change in pension plan assets
Change in pension plan assets is as follows:

(In $ millions)	December 31, 2021	December 31, 2020	December 31, 2019
Fair value of plan assets at beginning of year	16	39	33
Estimated return	—	—	1
Contribution by employer	1	6	6
Benefits paid	(1)	(1)	(2)
Actuarial gain	—	—	—
Settlement (2)	(1)	(27)	—
Foreign currency translations	—	(1)	1
Other (1)	(4)	—	—

Fair value of plan assets at end of year	11	16	39

(1)	In 2021, we received the contribution back for two Norwegian defined benefit plans that were terminated in 2020.
(2)	Two Norwegian defined benefit plans were settled and paid out in 2020.

Schedule of assumptions used in calculation of pension obligations
Assumptions used in calculation of pension obligations

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Rate of compensation increase at the end of year	2.25%	2.25%	2.25%
Discount rate at the end of year	1.50%	1.70%	2.30%
Prescribed pension index factor	1.20%	1.20%	2.00%
Expected return on plan assets for the year	2.90%	2.60%	2.60%
Employee turnover	4.00%	4.00%	4.00%
Expected increases in Social Security Base	2.25%	2.00%	2.50%

Schedule of weighted-average asset allocation of funds related to defined benefit plan
The weighted-average asset allocation of funds related to our defined benefit plan at December 31, was as follows:
Pension benefit plan assets

	December 31, 2021	December 31, 2020
Equity securities	9.7%	7.2%
Debt securities	65.3%	68.2%
Real estate	13.6%	13.6%
Money market	10.6%	10.6%
Other	0.8%	0.4%

Total	100.0%	100.0%

Schedule of expected annual pension plan contributions
The table below shows our expected annual pension plans contributions under defined benefit plans for the years ending December 31, 2021-2030. The expected payments are based on the assumptions used to measure our obligations at December 31, 2021 and include estimated future employee services.

(In $ millions)	December 31, 2021
2022	1
2023	1
2024	1
2025	1
2025-2030	3

Total payments expected during the next 10 years	7